STATEMENT OF CASH FLOWS - Schedule of other inflows (outflows) of cash (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Statement Information [Abstract]
Restricted Advances	$ 0	$ 20,572	$ (26,918)
Bank commissions, taxes paid and other	(3,355)	(2,173)	(5,441)
Taxes on financial transactions	(10,563)	(6,803)	(2,134)
Guarantees	73,074	4,406	(47,384)
Judicial deposits	54,356	(16,349)	(20,661)
Fuel derivatives and currency	31,853	30,413	35,857
Derivative margin guarantees	10,902	(2,559)	(40,207)
Payment for derivatives premiums	(43,902)	(47,853)	(23,372)
Insurance recovery	9,788	0	0
Total Other inflows (outflows) Operation activities	122,153	(20,346)	(130,260)
Recoveries of credits and Guarantee deposit received from the sale of aircraft	34,469	48,258	6,300
Insurance recovery	0	11,000	0
Total Other inflows (outflows) Investment activities	34,469	59,258	6,300
Interest rate derivatives	1,456	15,934	0
Funds delivered as restricted advances	0	0	(313,090)
Payments of claims associated with the debt	0	0	(21,924)
Debt Issuance Cost - Stamp Tax	0	0	(33,259)
Taxes on financial transactions	0	(4,529)	0
Others recovery	510	0	0
Costs associated with financing	(64,146)	0	0
Withholding tax	(11,689)	0	0
Debt-related legal advice	0	0	(87,993)
RFC guarantee placement	0	0	(7,500)
Total Other inflows (outflows) Financing activities	$ (73,869)	$ 11,405	$ (463,766)